SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2017
SHARE-BASED COMPENSATION
Schedule of fair values recognized in relation to the restricted shares
	Year ended December 31,
	2015	2016	2017
	Thousand USD	Thousand USD	Thousand USD
Cost of sales	—	—	—
Administrative expenses	1,389	997	(223)
	1,389	997	(223)